Equity-based participation plans for associates (Details 3) - Select outside North America Pure in Millions	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	5.6	7.4
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 59.9	$ 59.5
Number of share options exercised or sold	(2.2)	(1.8)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 58.4	$ 58.2
Number of share options outstanding at end of period	3.4	5.6
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 60.9	$ 59.9
Number of share options exercisable			3.4	5.6
Weighted average exercise price of share options exercisable in share-based payment arrangement			$ 60.9	$ 59.9
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	5.6	5.6	3.4	5.6
Weighted average remaining contractual life of outstanding share options	2 years 1 month 5 days
Exercise price of outstanding share options			$ 89.9
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 59.9	$ 59.5	$ 60.9	$ 59.9
54.5
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.3
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.3		0.3
Weighted average remaining contractual life of outstanding share options	0 years
Exercise price of outstanding share options			$ 54.5
57.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.7
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.7		0.7
Weighted average remaining contractual life of outstanding share options	1 year
Exercise price of outstanding share options			$ 57.0
57.6
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.9
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.9		0.9
Weighted average remaining contractual life of outstanding share options	2 years
Exercise price of outstanding share options			$ 57.6
66.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	1.5
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.5		1.5
Weighted average remaining contractual life of outstanding share options	3 years
Exercise price of outstanding share options			$ 66.0